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                                                 Deutsche Asset Management

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                                    World Map

                                                                     Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2001

                                    Class A, B, C Shares and Institutional Class

Flag Investors Communications Fund


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                                 A Member of the
                               Deutsche Bank Group

Communications Fund
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TABLE OF CONTENTS

              REPORT HIGHLIGHTS ...........................................  3
              PERFORMANCE COMPARISON ......................................  4
              LETTER TO SHAREHOLDERS ......................................  5
              ADDITIONAL PERFORMANCE ......................................  8

              COMMUNICATIONS FUND
                 Schedules of Investments ................................. 10
                 Statement of Assets and Liabilities ...................... 11
                 Statement of Operations .................................. 12
                 Statements of Changes in Net Assets ...................... 13
                 Financial Highlights ..................................... 14
                 Notes to Financial Statements ............................ 18


           -----------------------------------------------------------
 The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
           -----------------------------------------------------------

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                                        2

Communications Fund
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REPORT HIGHLIGHTS

Times have recently been difficult for communications stocks. After a decade and a half of excellent returns to investors and two spectacular years in 1998 and 1999, (up 85.30% and 45.47%, respectively),1 your Fund's Class A Shares declined 35.45% and 15.21%1 during the past twelve and six month periods.

While it is generally understood that any fund which concentrates by objective on one sector of the economy may experience greater short-term volatility, it is also anticipated that a dynamic sector such as telecommunications will be capable of generating above average returns over longer cycles.

We direct your attention to the chart on page five. There you will see a five-year moving average of investment performance. This is an important trend for long-term investors to keep in mind even though the past year has clearly been disappointing.

Given the seventeen years we have been investing in this industry, we believe we understand very well the changes that have occurred and the challenges that have been presented and can seek to profit from this perspective going forward.

Since the Fund's inception, we have maintained that fundamental economics would be well manifested in this industry. For a period of time the combination of the passage of the 1996 Telecommunications Act and a very activist Federal Communications Commission (FCC) threatened to turn the economics of this industry on its head. However, the rules of economics cannot be suppressed forever and we believe the telecommunications market place is returning to more normalcy.

We believe the telecommunications industry will again be a vibrant market place. Very importantly, stock price valuations are once again at attractive levels. As such, we are being presented with the opportunities we envisioned throughout the 1980's and 1990's. In our view it is 'back to the future'.

--------------------------------------------------------------------------------
1    Exclusive of sales charges.
--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

                 Communications Fund--                 Lipper Telecommunications
                   Class A Shares        S&P 500 Index       Funds Average
01/18/84                 10,000             10,000                 10,000
2/29/84                   9,528              9,648.13               9,671
3/31/84                   9,497              9,815.2                9,615
4/30/84                   9,559              9,908.34               9,651
5/31/84                   9,270              9,359.84               9,312
6/30/84                   9,481              9,563.12               9,525
7/31/84                   9,955              9,444.49               9,725
8/31/84                  10,321             10,487.6               10,018
9/30/84                  10,714             10,490.1               10,778
10/31/84                 10,956             10,530.5               10,804
11/30/84                 11,094             10,412.6               11,101
12/31/84                 11,504             10,687                 11,508
1/31/85                  11,915             11,519.6               11,904
2/28/85                  12,040             11,660.7               12,044
3/31/85                  12,098             11,668.4               12,192
4/30/85                  12,420             11,657.5               12,494
5/31/85                  13,047             12,331                 13,149
6/30/85                  13,481             12,524.2               13,607
7/31/85                  13,079             12,505.9               13,213
8/31/85                  13,168             12,399.1               13,300
9/30/85                  12,707             12,011.3               12,844
10/31/85                 13,271             12,566.1               13,432
11/30/85                 13,993             13,428                 14,205
12/31/85                 14,850             14,077.6               15,095
1/31/86                  14,915             14,156.2               15,203
2/28/86                  15,586             15,214.4               15,922
3/31/86                  16,504             16,063.2               16,883
4/30/86                  16,605             15,882.4               16,909
5/31/86                  17,361             16,727.3               17,711
6/30/86                  18,452             17,010                 18,811
7/31/86                  18,453             16,058.6               18,840
8/31/86                  19,797             17,249.4               20,270
9/30/86                  17,909             15,823.4               18,232
10/31/86                 18,317             16,735.9               18,612
11/30/86                 18,788             17,142.7               19,053
12/31/86                 18,529             16,705.2               18,851
1/31/87                  19,722             18,954.7               20,198
2/28/87                  19,259             19,703.7               19,699
3/31/87                  19,271             20,272.2               19,548
4/30/87                  18,469             20,092.2               18,790
5/31/87                  18,589             20,266.4               18,850
6/30/87                  19,532             21,289.8               19,758
7/31/87                  19,872             22,368.3               19,932
8/31/87                  20,859             23,202.9               21,070
9/30/87                  21,681             22,694.3               21,839
10/31/87                 19,922             17,806.8               20,202
11/30/87                 18,466             16,339.3               18,711
12/31/87                 18,808             17,582.3               19,086
1/31/88                  20,702             18,321.7               21,123
2/29/88                  20,728             19,175.7               21,040
3/31/88                  19,881             18,583.4               20,098
4/30/88                  20,045             18,788.9               20,307
5/31/88                  20,890             18,961.3               21,447
6/30/88                  21,442             19,821.1               21,744
7/31/88                  21,379             19,745.9               21,668
8/31/88                  20,953             19,075.6               21,126
9/30/88                  22,097             19,888.3               22,267
10/31/88                 22,632             20,442                 22,759
11/30/88                 22,490             20,150.7               22,498
12/31/88                 22,545             20,502.3               22,620
1/31/89                  24,104             22,003.6               24,202
2/28/89                  23,652             21,455.3               23,717
3/31/89                  24,614             21,955.8               24,668
4/30/89                  26,354             23,095.7               26,502
5/31/89                  27,849             24,030.1               27,903
6/30/89                  27,860             23,893.8               27,866
7/31/89                  30,052             26,051.2               30,185
8/31/89                  30,095             26,560.5               30,193
9/30/89                  31,106             26,452.8               31,067
10/31/89                 30,753             25,838.5               30,755
11/30/89                 31,645             26,365.5               31,412
12/31/89                 33,546             26,998.6               34,048
1/31/90                  30,180             25,186                 30,521
2/28/90                  30,259             25,510.5               30,185
3/31/90                  31,439             26,186.4               31,399
4/30/90                  30,470             25,533.2               30,676
5/31/90                  32,554             28,022.8               32,919
6/30/90                  31,547             27,833.7               31,598
7/31/90                  31,254             27,744.5               31,569
8/31/90                  28,961             25,236.6               28,919
9/30/90                  29,542             24,008.5               30,358
10/31/90                 30,249             23,906.2               31,604
11/30/90                 30,518             25,451.5               32,058
12/31/90                 31,012             26,160.5               32,448
1/31/91                  30,968             27,299.8               31,770
2/28/91                  32,376             29,252.2               32,801
3/31/91                  33,304             29,960.5               33,772
4/30/91                  33,318             30,031.5               33,466
5/31/91                  33,403             31,327                 32,997
6/30/91                  33,058             29,891.8               32,822
7/31/91                  33,901             31,285.1               33,542
8/31/91                  34,449             32,026.3               33,998
9/30/91                  34,999             31,490.3               33,953
10/31/91                 36,183             31,913.7               35,012
11/30/91                 35,296             30,627.8               33,851
12/31/91                 38,230             34,130.6               36,702
1/31/92                  37,231             33,494.5               35,758
2/29/92                  37,145             33,928.3               35,199
3/31/92                  36,448             33,268.5               34,302
4/30/92                  38,276             34,245.3               36,746
5/31/92                  37,676             34,413.1               36,014
6/30/92                  37,178             33,901.2               36,013
7/31/92                  39,366             35,286.1               38,478
8/31/92                  38,794             34,563.9               38,123
9/30/92                  39,646             34,970.1               38,725
10/31/92                 40,046             35,090.9               38,478
11/30/92                 41,218             36,285.8               39,159
12/31/92                 42,988             36,731.1               41,002
1/31/93                  43,917             37,038.2               41,591
2/28/93                  45,664             37,543                 43,787
3/31/93                  47,485             38,335.1               45,133
4/30/93                  45,869             37,408.5               43,298
5/31/93                  46,636             38,409.2               43,816
6/30/93                  48,473             38,521.7               45,980
7/31/93                  49,205             38,366.7               46,933
8/31/93                  51,303             39,822.5               49,453
9/30/93                  51,860             39,517.1               49,453
10/31/93                 52,668             40,334.5               50,294
11/30/93                 50,088             39,950.1               47,913
12/31/93                 50,774             40,433.1               48,002
1/31/94                  52,128             41,807.7               49,395
2/28/94                  49,883             40,672.9               46,977
3/31/94                  47,891             38,899.7               45,589
4/30/94                  48,172             39,398.6               46,617
5/31/94                  48,643             40,045.2               46,723
6/30/94                  47,495             39,063.6               46,765
7/31/94                  49,397             40,346.3               48,314
8/31/94                  50,361             42,000.5               48,579
9/30/94                  49,473             40,973.4               47,594
10/31/94                 49,607             41,893.9               47,650
11/30/94                 47,458             40,368.2               45,614
12/31/94                 47,563             40,967                 45,946
1/31/95                  48,976             42,029.4               48,233
2/28/95                  49,148             43,667.4               48,012
3/31/95                  49,751             44,955.9               48,351
4/30/95                  50,861             46,279.7               49,970
5/31/95                  51,074             48,129.3               49,901
6/30/95                  53,759             49,247.3               51,795
7/31/95                  57,076             50,880.4               54,903
8/31/95                  58,727             51,008.4               56,632
9/30/95                  61,164             53,161.1               59,111
10/31/95                 59,516             52,971                 58,892
11/30/95                 60,533             55,296.3               59,557
12/31/95                 63,468             56,361.5               63,344
1/31/96                  64,151             58,278.9               63,639
2/29/96                  63,425             58,821.1               62,218
3/31/96                  64,706             59,386.3               61,602
4/30/96                  67,371             60,261.9               64,356
5/31/96                  69,775             61,817.8               65,089
6/30/96                  69,818             62,051.8               65,428
7/31/96                  65,378             59,310.4               62,178
8/31/96                  65,896             60,561.5               60,851
9/30/96                  67,278             63,972                 62,283
10/31/96                 67,148             65,734.5               63,151
11/30/96                 72,336             70,703.2               67,106
12/31/96                 72,008             69,302.2               67,258
1/31/97                  74,962             73,631.9               70,392
2/28/97                  74,777             74,209                 71,899
3/31/97                  70,069             71,159.9               66,627
4/30/97                  72,673             75,408                 69,969
5/31/97                  80,010             79,999.1               75,222
6/30/97                  83,771             83,588.9               78,689
7/31/97                  87,182             90,235.6               80,350
8/31/97                  83,984             85,179.6               76,971
9/30/97                  92,335             89,843.6               84,260
10/31/97                 90,840             86,843.1               84,492
11/30/97                 96,257             90,863.3               92,324
12/31/97                 98,909             92,423.7               94,664
1/31/98                 104,679             93,446                100,263
2/28/98                 110,245            100,186                102,769
3/31/98                 122,705            105,317                115,204
4/30/98                 122,748            106,376                112,366
5/31/98                 118,546            104,547                108,524
6/30/98                 126,541            108,795                114,498
7/31/98                 130,668            107,635                118,618
8/31/98                 107,307             92,097.8              104,959
9/30/98                 121,220             97,972.1              115,869
10/31/98                134,090            105,943                126,453
11/30/98                147,972            112,369                136,282
12/31/98                183,277            118,837                161,413
1/31/99                 193,075            123,806                168,903
2/28/99                 185,793            119,959                163,235
3/31/99                 213,743            124,762                172,252
4/30/99                 220,327            129,589                182,216
5/31/99                 214,927            126,528                178,730
6/30/99                 224,446            133,551                190,401
7/31/99                 216,946            129,381                187,209
8/31/99                 202,509            128,741                172,920
9/30/99                 209,588            125,212                182,325
10/31/99                228,507            133,135                192,061
11/30/99                245,848            135,871                201,235
12/31/99                266,610            143,843                211,782
1/31/00                 250,302            136,615                202,691
2/29/00                 265,022            134,029                204,006
3/31/00                 265,511            147,141                210,167
4/30/00                 242,356            142,714                196,671
5/31/00                 219,786            139,786                182,700
6/30/00                 229,318            143,232                185,661
7/31/00                 217,748            140,993                177,876
8/31/00                 228,700            149,751                181,689
9/30/00                 221,070            141,845                180,989
10/31/00                223,900            141,245                192,559
11/30/00                183,415            130,110                163,106
12/31/00                174,583            130,746                155,594
1/31/01                 201,594            135,385                170,840
2/28/01                 166,704            123,040                146,529
3/31/01                 146,114            115,246                134,369
4/30/01                 157,634            124,202                144,006
5/31/01                 157,104            125,034                140,921
6/30/01                 148,034            121,991                132,342


                                                 CUMULATIVE TOTAL RETURNS              AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended          6 Months   1 Year   5 Years   10 Years    Since     1 Year   5 Years   10 Years     Since
   June 30, 2001                                              Inception 2                               Inception 2
-------------------------------------------------------------------------------------------------------------------
 Communications Fund
   Class A Shares          (15.21)%  (35.45)% 112.03%   347.80%  1,380.34%   (35.45)%   16.22%     16.17%    16.70%
   Class B Shares          (15.51)%  (35.95)% 104.25%      n/a     196.38%   (35.95)%   15.35%       n/a     18.23%
   Class C Shares          (15.53)%  (35.95)%    n/a       n/a      12.50%   (35.95)%     n/a        n/a      4.51%
   Institutional Class     (15.11)%  (35.30)%    n/a       n/a      25.12%   (35.30)%     n/a        n/a      7.57%
-------------------------------------------------------------------------------------------------------------------
 S&P 500 Index 3            (6.70)%  (14.83)%  96.59%   308.11%  1,119.91%5  (14.83)%   14.48%     15.10%    15.44%5
-------------------------------------------------------------------------------------------------------------------
 Lipper Telecommunications
   Funds Average 4         (23.73)%  (52.48)%  84.32%   296.61%  1,223.42%5  (52.48)%   12.47%     14.73%    15.93%5
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE FUND'S AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2001, INCLUDING THE MAXIMUM SALES CHARGES APPLICABLE TO EACH CLASS WERE: CLASS A SHARES--ONE-YEAR (39.00)%, FIVE-YEAR 14.91%, TEN-YEAR 15.52%, CLASS B SHARES--ONE-YEAR (39.15)%,
FIVE-YEAR 15.13%, SINCE INCEPTION 18.23%; CLASS C SHARES--ONE-YEAR (36.59)%, SINCE INCEPTION 4.51%. THE MAXIMUM SALES CHARGE FOR EACH CLASS IS AS
FOLLOWS: CLASS A SHARES:5.50%; CLASS B SHARES: A CONTINGENT DEFERRED SALES CHARGE ('CDSC') OF 5.00% DECLINING TO 0% AFTER SIX YEARS; AND CLASS C SHARES: A CDSC OF 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE OF THE FUND. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 Inception dates: Class A Shares January 18, 1984, Class B Shares January 3,
  1995, Class C Shares October 28, 1998, Institutional Class June 4, 1998.
3 The S&P 500 Index is unmanaged and measures the performance of 500 large US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated. These figures do not reflect sales charges.
5 Since Inception benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning January 31, 1984.

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                                        4

Communications Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Dear Shareholders:

Times have recently been difficult for communications stocks and particularly those more dependent upon changing trends in technology. After a decade and a half of excellent returns to investors and two spectacular years in 1998 and 1999 where your Fund's Class A Shares returned 85.30% and 45.47%, respectively,1 stocks in this sector have declined substantially since mid 2000 with your Fund down 35.45% since June 30, 2000.1 In the first half of 2001, your Fund returned -15.21%.1

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Communications Fund--Class A Shares 2
Growth of a $10,000 Investment (since January 18, 1984)

           Fund Growth     5 Year Moving Average
01/18/84     10,000
2/29/84       9,528
3/31/84       9,497
4/30/84       9,559
5/31/84       9,270
6/30/84       9,481
7/31/84       9,955
8/31/84      10,321
9/30/84      10,714
10/31/84     10,956
11/30/84     11,094
12/31/84     11,504
1/31/85      11,915
2/28/85      12,040
3/31/85      12,098
4/30/85      12,420
5/31/85      13,047
6/30/85      13,481
7/31/85      13,079
8/31/85      13,168
9/30/85      12,707
10/31/85     13,271
11/30/85     13,993
12/31/85     14,850
1/31/86      14,915
2/28/86      15,586
3/31/86      16,504
4/30/86      16,605
5/31/86      17,361
6/30/86      18,452
7/31/86      18,453
8/31/86      19,797
9/30/86      17,909
10/31/86     18,317
11/30/86     18,788
12/31/86     18,529
1/31/87      19,722
2/28/87      19,259
3/31/87      19,271
4/30/87      18,469
5/31/87      18,589
6/30/87      19,532
7/31/87      19,872
8/31/87      20,859
9/30/87      21,681
10/31/87     19,922
11/30/87     18,466
12/31/87     18,808
1/31/88      20,702
2/29/88      20,728
3/31/88      19,881
4/30/88      20,045
5/31/88      20,890
6/30/88      21,442
7/31/88      21,379
8/31/88      20,953
9/30/88      22,097
10/31/88     22,632
11/30/88     22,490
12/31/88     22,545                 16,321
1/31/89      24,104                 16,559
2/28/89      23,652                 16,794
3/31/89      24,614                 17,046
4/30/89      26,354                 17,326
5/31/89      27,849                 17,635
6/30/89      27,860                 17,942
7/31/89      30,052                 18,277
8/31/89      30,095                 18,606
9/30/89      31,106                 18,946
10/31/89     30,753                 19,276
11/30/89     31,645                 19,619
12/31/89     33,546                 19,986
1/31/90      30,180                 20,291
2/28/90      30,259                 20,594
3/31/90      31,439                 20,917
4/30/90      30,470                 21,217
5/31/90      32,554                 21,542
6/30/90      31,547                 21,844
7/31/90      31,254                 22,146
8/31/90      28,961                 22,410
9/30/90      29,542                 22,690
10/31/90     30,249                 22,973
11/30/90     30,518                 23,249
12/31/90     31,012                 23,518
1/31/91      30,968                 23,786
2/28/91      32,376                 24,065
3/31/91      33,304                 24,345
4/30/91      33,318                 24,624
5/31/91      33,403                 24,891
6/30/91      33,058                 25,135
7/31/91      33,901                 25,392
8/31/91      34,449                 25,636
9/30/91      34,999                 25,921
10/31/91     36,183                 26,219
11/30/91     35,296                 26,494
12/31/91     38,230                 26,823
1/31/92      37,231                 27,114
2/29/92      37,145                 27,412
3/31/92      36,448                 27,699
4/30/92      38,276                 28,029
5/31/92      37,676                 28,347
6/30/92      37,178                 28,641
7/31/92      39,366                 28,966
8/31/92      38,794                 29,265
9/30/92      39,646                 29,564
10/31/92     40,046                 29,900
11/30/92     41,218                 30,279
12/31/92     42,988                 30,682
1/31/93      43,917                 31,069
2/28/93      45,664                 31,484
3/31/93      47,485                 31,944
4/30/93      45,869                 32,375
5/31/93      46,636                 32,804
6/30/93      48,473                 33,254
7/31/93      49,205                 33,718
8/31/93      51,303                 34,224
9/30/93      51,860                 34,720
10/31/93     52,668                 35,221
11/30/93     50,088                 35,680
12/31/93     50,774                 36,151
1/31/94      52,128                 36,618
2/28/94      49,883                 37,055
3/31/94      47,891                 37,443
4/30/94      48,172                 37,807
5/31/94      48,643                 38,153
6/30/94      47,495                 38,481
7/31/94      49,397                 38,803
8/31/94      50,361                 39,141
9/30/94      49,473                 39,447
10/31/94     49,607                 39,761
11/30/94     47,458                 40,025
12/31/94     47,563                 40,258
1/31/95      48,976                 40,571
2/28/95      49,148                 40,886
3/31/95      49,751                 41,191
4/30/95      50,861                 41,531
5/31/95      51,074                 41,840
6/30/95      53,759                 42,210
7/31/95      57,076                 42,641
8/31/95      58,727                 43,137
9/30/95      61,164                 43,664
10/31/95     59,516                 44,151
11/30/95     60,533                 44,652
12/31/95     63,468                 45,193
1/31/96      64,151                 45,746
2/29/96      63,425                 46,263
3/31/96      64,706                 46,787
4/30/96      67,371                 47,354
5/31/96      69,775                 47,960
6/30/96      69,818                 48,573
7/31/96      65,378                 49,098
8/31/96      65,896                 49,622
9/30/96      67,278                 50,160
10/31/96     67,148                 50,676
11/30/96     72,336                 51,293
12/31/96     72,008                 51,856
1/31/97      74,962                 52,485
2/28/97      74,777                 53,112
3/31/97      70,069                 53,672
4/30/97      72,673                 54,246
5/31/97      80,010                 54,951
6/30/97      83,771                 55,728
7/31/97      87,182                 56,525
8/31/97      83,984                 57,278
9/30/97      92,335                 58,156
10/31/97     90,840                 59,003
11/30/97     96,257                 59,920
12/31/97     98,909                 60,852
1/31/98     104,679                 61,865
2/28/98     110,245                 62,941
3/31/98     122,705                 64,195
4/30/98     122,748                 65,476
5/31/98     118,546                 66,675
6/30/98     126,541                 67,976
7/31/98     130,668                 69,333
8/31/98     107,307                 70,267
9/30/98     121,220                 71,423
10/31/98    134,090                 72,780
11/30/98    147,972                 74,411
12/31/98    183,277                 76,620
1/31/99     193,075                 78,969
2/28/99     185,793                 81,234
3/31/99     213,743                 83,998
4/30/99     220,327                 86,867
5/31/99     214,927                 89,639
6/30/99     224,446                 92,588
7/31/99     216,946                 95,380
8/31/99     202,509                 97,916
9/30/99     209,588                100,585
10/31/99    228,507                103,566
11/30/99    245,848                106,873
12/31/99    266,610                110,524
1/31/00     250,302                113,879
2/29/00     265,022                117,477
3/31/00     265,511                121,073
4/30/00     242,356                124,265
5/31/00     219,786                127,076
6/30/00     229,318                130,002
7/31/00     217,748                132,680
8/31/00     228,700                135,513
9/30/00     221,070                138,178
10/31/00    223,900                140,918
11/30/00    183,415                142,966
12/31/00    174,583                144,818
1/31/01     201,594                147,108
2/28/01     166,704                148,830
3/31/01     146,114                150,187
4/30/01     157,634                151,691
5/31/01     157,104                153,146
6/30/01     148,034                154,450

Certainly long-term investors in the Fund have earned attractive absolute returns over the past five and ten years, as well as good returns relative to the S&P 500 Index. We would direct your attention to the mountain chart (above) of the Fund's performance history. There you will see a five-year moving average,3 which smoothes out the more volatile past four years. This is an important trend for long-term investors to keep in mind even though the past year has clearly been disappointing.

It is generally understood that any fund which concentrates by objective on one sector of the economy may experience greater short-term volatility than a diversified fund. Nevertheless, it is also anticipated that a dynamic sector such as Telecommunications will be capable of generating above average returns over longer cycles, justifying some exposure to the short-term movements.

We have long held the view that the Deutsche Flag Investors Communications Fund was a 'sector fund with a difference.' By that we were making the point that communications is a multifaceted sector composed of attractive investment opportunities in widely varied communications' segments. Within each segment are companies with ranges of capitalization that represent earlier to later stage development. These are wireline and wireless communication services companies, technologically advanced equipment and software providers as well as all suppliers of content. This breadth should allow for more varied investment within a major sector undergoing significant growth.

We also suggested that we viewed the Fund as different because our priority has been as investors seeking attractive absolute returns. Full participation in the various sub-sectors of communications would depend upon the opportunity to earn such returns with reasonable levels of risk. As we look back over the past year we are disappointed that we did not do a better job in managing and reducing some of the risks.

Many factors combined to suddenly escalate the business and investment risks. Nevertheless, we believe we misjudged certain company-specific business and financial risks and were too slow to respond to others as they developed. Given the seventeen years we have been investing in this industry we also believe we understand very well the changes that have occurred and the challenges that have been presented and can seek to profit from this perspective going forward.

INDUSTRY PERSPECTIVE
Since the Fund's inception, we have maintained that fundamental economics would be well manifested in this industry. Communications was undergoing significant structural change emanating from the development of new fiber optic and radio technology. Less regulation and greater reliance on market forces was also anticipated following the 1983 break up of AT&T. Moreover, all of these changes were occurring in the context of an established industry with well-funded participants that also provided opportunity for new players to focus on niche products and services. All in all, it was a vibrant market

--------------------------------------------------------------------------------
1 Exclusive of sales charges.
2 This chart assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charge.
3 The five-year moving average was computed by averaging the previous sixty month's Growth of $10,000 returns on a monthly basis.

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

place with expanding product features and functionality at declining unit prices that stimulated above average revenue growth and potentially expanding margins. There were many ways to participate and this presented a very attractive long-term investment opportunity.

We believe this perspective was accurate and is still true today. However, for a period of time the combination of the passage of the 1996 Telecommunications Act and a very activist Federal Communications Commission (FCC) threatened to turn the economics of this industry on its head. Just as wage and price controls create aberrations in the market place, so did this period of governmental attempts to change the rules of economics.

Companies which are logically well positioned through scale, technology and market positioning (many of the incumbent local telephone companies) met with tough regulatory constraint. Since the passage of the 1996 Act which set the guidelines for RBOC (Regional Bell Operating Companies) entry in long distance, only four states have been approved. Underestimating the challenges of building and managing a network, new upstarts were being created to take advantage of regulatory loopholes. Meanwhile, hardware and software technology suppliers to this service industry competed aggressively for the new entrants' business by offering easy vendor financing. Comparable trends were taking place in the international markets.

For a period, investment success was self-perpetuating as investors, companies, and their investment bankers reinforced each other with the rising market providing evidence of their recent wisdom. For us this became a trying experience, as our own historical investment success could only be perpetuated while recognizing and accepting that the fundamental economics were being stretched.

While we watched some of our favored companies labor under restrictive rules we also refused to participate in many of the new business concepts that we believed would ultimately prove to be poorly conceived. Eventually, our suspicions were confirmed. Unfortunately, in such a heady environment (1998 &
1999), it was difficult to resist all temptation and influence and we made our share of unforced errors.

The rules of economics cannot be suppressed forever. Eventually investors began to recognize flaws in many of the new businesses and government legislators and regulators also began to acknowledge the reality of the market place.

BACK TO THE FUTURE
While the unbridled bullishness has perhaps given way to an excess of negativity, we are actually encouraged by the rationality we see coming back to the market (our own as well). FCC Chairman Michael Powell speaks for many in and out of government today when he says the goal of the 1996 Telecommunications Act and government policy was ultimately to expand the availability of telecommunications services within a more competitive rather than regulatory framework. To this end, there is likely to be more acceptance, if not reliance, on economic realities rather than flawed attempts to jump start competition with artificial structures.

For investors, generally, and certainly for your Fund in particular, this will be good news. We believe that beyond the current transition period, which may continue to be very bumpy for some sub-sectors and companies, we are again being presented with the attractive opportunities we envisioned throughout the 1980's and 1990's. We look forward to investing in this growth business that is experiencing looser regulation and a more favorable competitive landscape.

Importantly, not only is the telecommunications market place returning to more normalcy, but very importantly, stock price valuations are once again at attractive levels. For instance, the RBOC's are again trading at about 75% of the market multiple; nearer the low end of their historical price range. We believe they are better positioned fundamentally and their earnings growth may again exceed that of the market averages. Other communications sectors are also approaching good valuation.

CURRENT PORTFOLIO STRUCTURE
The Communications Fund portfolio has a strong emphasis on the carrier service market with over 50% invested in mostly incumbent, well managed and financed major telecommunications carriers. Within this group, we also own a few newer carriers that we believe

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

are very uniquely positioned to flourish. We particularly like the stable positive cash flows that are so much a part of the carrier business and the valuations are attractive. We also believe their fundamentals will favorably reflect lower capital spending levels and declining equipment pricing. Outside of more traditional telephone companies, many of these incumbent service provider characteristics apply to our cable and satellite investments, where we have close to 10% invested.

About 20% of assets are invested in a number of select providers of hardware, software and application services. Despite the cyclical slowdown of both carrier investment and corporate Information Technology (IT) spending, we own companies that we believe are poised to benefit from the rebound and continue to evaluate new opportunities. In each case, we believe they are well positioned for the return to normalcy that we expect in the communications industry.

Finally, in addition to the 10% in cable and satellite investments referred to above, we have about 15% invested in other media and content creation. AOL Time Warner is a major part of this investment. We continue to believe in their truly unique collection of media assets and growth prospects. Please see the accompanying table for more detailed breakdowns of the portfolio.

CLOSING
There will certainly be investment winners and losers going forward, but we have every confidence that in a more rational world the businesses and companies with the right stuff will be deservedly successful. We also believe that with hard work and good judgment investors, such as ourselves, can be highly capable of flourishing in a rational world. We are committed to seeking attractive long-term returns for you, our loyal shareholders.

Sincerely,


/S/ BRUCE E. BEHRENS
Bruce E. Behrens
Co-Portfolio Manager

/S/ LIAM D. BURKE

Liam D. Burke
Co-Portfolio Manager

June 30, 2001

P.S. We would also like to take this opportunity to notify our shareholders that your fund is now marketed as the 'Deutsche Flag Investors Communications Fund.' This change is a result of the consolidation of the Flag Investors Funds with the Deutsche Asset Management Funds. Please note that there has been no change in the management or operations of the Fund.

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------

   COMMUNICATIONS HOLDINGS                                           PERCENT OF
                                                                     NET ASSETS
--------------------------------------------------------------------------------
       I.    NATIONAL CARRIERS
               SBC Communications, Inc. ...............................   13.23%
               Qwest Communications International, Inc. ...............    7.08
               Verizon Communications .................................    9.07
                                                                          -----
                                                                          29.38
      II.    REGIONAL CARRIERS
               ALLTEL Corp. ...........................................    7.96
               General Communication, Inc. ............................    0.44
                                                                          -----
                                                                           8.40
     III.    EMERGING CARRIERS
               Global Crossing Ltd. ...................................    2.33
               Williams Communications Group ..........................    0.57
               Winstar Communications, Inc., 12.75%, 4/15/10 ..........    0.02
                                                                          -----
                                                                           2.92
      IV.    INTERNATIONAL NETWORK OPERATORS
               BCE, Inc. ..............................................    5.37
               Telefonica de Espana ADR ...............................    1.16
               Telefonos de Mexico SA ADR .............................    1.46
               Vodafone Group PLC .....................................    2.08
                                                                          -----
                                                                          10.07
       V.    COMMUNICATION EQUIPMENT
               Agilent Technologies ...................................    1.42
               Avaya, Inc. ............................................    0.97
               Black Box Corp. ........................................    3.28
               Celestica, Inc. ........................................    3.20
               Lucent Technologies, Inc. ..............................    0.93
               Qualcomm, Inc. .........................................    1.92
               Solectron Corp. ........................................    1.34
               Sun Microsystems, Inc. .................................    2.89
               Tellabs, Inc. ..........................................    0.50
                                                                          -----
                                                                          16.45
      VI.    SOFTWARE & APPLICATIONS
               Convergys Corp. ........................................    2.58
               Novell, Inc. ...........................................    2.15
                                                                          -----
                                                                           4.73
     VII.    MEDIA
               AOL Time Warner, Inc. ..................................   14.35
               Charter Communications .................................    3.58
               General Motors Corp.--Class H (Hughes Electronics) .....    3.21
               Mediacom Communications Corp. ..........................    1.42
               News Corporation Ltd. ADR ..............................    1.63
               XM Satellite Radio Holdings--Class A ...................    0.59
                                                                          -----
                                                                          24.78
    VIII.    SPECIALTY SERVICES
               Dobson Communications ..................................    0.46
               Genuity, Inc. ..........................................    0.57
               Orbital Sciences Corp. .................................    0.18
                                                                          -----
                                                                           1.21
                                                                          -----
               Total Communications Industry ..........................   97.94%
                                                                          =====

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE

The Shareholder Letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include the total return of each of the Fund's classes, according to a standardized formula, for various time periods through the end of the most recent fiscal quarter.

The SEC standardized total return figures include the impact of the 5.50% maximum initial sales charge for the Class A Shares and the contingent deferred sales charge applicable to the specified time periods for the Class B Shares and Class C Shares. The contingent deferred sales charge for Class B Shares declines over time from a maximum of 5.00% to 0% after six years. The contingent deferred sales charge for Class C Shares is 1.00% for shares redeemed within one year of purchase. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B or Class C Shares investors who continued to hold their shares past the end of the specified time period.

The SEC total return figures may differ from total return figures in the Shareholder Letter and Performance Comparison Sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not.

These figures include the reinvestment of dividend and capital gain distributions.

                                                AVERAGE ANNUAL TOTAL RETURNS 1
   Periods Ended                     1 Year     5 Years   10 Years       Since
   June 30, 2001                                                   Inception 2

 Class A Shares                     (39.00)%     14.91%     15.52%      16.32%
--------------------------------------------------------------------------------
 Class B Shares                     (39.15)%     15.13%       n/a       18.23%
--------------------------------------------------------------------------------
 Class C Shares                     (36.59)%       n/a        n/a        4.51%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 Inception dates:Class A Shares January 18, 1984, Class B Shares January 3,
  1995 and Class C Shares October 28, 1998.

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS June 30, 2001 (Unaudited)

     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------
              COMMON STOCK--97.92%
              COMMUNICATION EQUIPMENT--16.45%
    600,000   Agilent Technologies 1..... $ 19,500,000
    971,745   Avaya, Inc.1 ..............   13,312,907
    666,428   Black Box Corp.1 ..........   44,890,590
    850,000   Celestica, Inc.1,2 ........   43,775,000
  2,060,940   Lucent Technologies, Inc. .   12,777,828
    450,000   Qualcomm, Inc.1 ...........   26,316,000
  1,000,000   Solectron Corp.1,2 ........   18,300,000
  2,520,000   Sun Microsystems, Inc.1 ...   39,614,400
    356,800   Tellabs, Inc.1 ............    6,914,784
                                          ------------
                                           225,401,509
                                          ------------
              EMERGING CARRIERS--2.90%
  3,694,610   Global Crossing Ltd.1,2 ...   31,921,431
  2,649,200   Williams Communications
                Group 1,2................    7,815,140
                                          ------------
                                            39,736,571
                                          ------------
              INTERNATIONAL NETWORK OPERATORS--10.07%
  2,798,274   BCE, Inc.2 ................   73,594,606
    423,966   Telefonica de Espana ADR 1,2  15,788,494
    570,000   Telefonos de Mexico SA ADR 2  20,001,300
  1,276,020   Vodafone Group PLC 2 ......   28,519,047
                                          ------------
                                           137,903,447
                                          ------------
              MEDIA--24.78%
  3,708,000   AOL Time Warner, Inc.1 ....  196,524,000
  2,100,000   Charter Communications 1,2.   49,035,000
  2,175,000   General Motors Corp.--Class H
               (Hughes Electronics)1 ....   44,043,750
  1,100,000   Mediacom Communications
               Corp.1,2 .................   19,426,000
    600,000   News Corporation Ltd. ADR 2   22,290,000
    500,000   XM Satellite Radio Holdings--
               Class A 1 ................    8,100,000
                                          ------------
                                           339,418,750
                                          ------------
              NATIONAL CARRIERS--29.38%
  4,523,789   SBC Communications, Inc. ..  181,222,987
  3,045,929   Qwest Communications
               International, Inc.2 .....   97,073,757
  2,321,716   Verizon Communications ....  124,211,806
                                          ------------
                                           402,508,550
                                          ------------

  PRINCIPAL
    AMOUNT/
     SHARES   SECURITY                           VALUE
--------------------------------------------------------------------------------
              REGIONAL CARRIERS--8.40%
  1,780,000   ALLTEL Corp. .............$  109,042,800
    500,000   General Communication,
                Inc.1 ..................     6,050,000
                                        --------------
                                           115,092,800
                                        --------------
              SOFTWARE & APPLICATIONS--4.73%
  1,168,000   Convergys Corp.1 .........    35,332,000
  5,185,000   Novell, Inc.1 ............    29,502,650
                                        --------------
                                            64,834,650
                                        --------------
              SPECIALTY SERVICES--1.21%
    371,300   Dobson Communications 1 ..     6,330,667
  2,500,000   Genuity, Inc.1,2 .........     7,800,000
    645,347   Orbital Sciences Corp.1 ..     2,503,946
                                        --------------
                                            16,634,613
                                        --------------
TOTAL COMMON STOCK
   (Cost $1,120,719,187) ............... 1,341,530,890
                                        --------------
              CORPORATE BONDS--0.02%
$33,000,000   Winstar Communications, Inc.,
               12.75%, 4/15/10
               (Cost $10,553,750) ......       330,000
                                        --------------
              REPURCHASE AGREEMENT--2.28%
 31,139,000   Goldman Sachs & Co., dated 6/29/01,
               3.99%, principal and interest in the
               amount of $31,149,120 due 7/2/01,
               collateralized by US Treasury Note,
               par value of $29,937,000, coupon rate
               6.00%, due 8/15/04 with a market
               value of $31,761,958.
               (Cost $31,139,000)           31,139,000
                                        --------------
TOTAL INVESTMENTS
   (Cost $1,162,411,937) ..... 100.22%  $1,372,999,890

LIABILITIES IN EXCESS OF
   OTHER ASSETS ..............  (0.22)      (3,033,514)
                               ------   --------------
NET ASSETS ................... 100.00%  $1,369,966,376
                               ======   ==============

--------------------------------------------------------------------------------
1 Non-income producing security for the six months ended June 30, 2001.
2 All or a portion of this security was on loan (see Note 5). The value of all securities loaned at June 30, 2001 amounted to $209,328,470.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                  JUNE 30, 2001
--------------------------------------------------------------------------------
ASSETS
   Investments, at value (cost $1,162,411,937) ................. $1,372,999,890
   Receivable for collateral under securities lending agreements    215,265,000
   Dividend and interest receivable ............................      1,181,234
   Receivable for capital shares sold ..........................        392,955
   Prepaid expenses and other ..................................        355,024
                                                                 --------------
Total assets ...................................................  1,590,194,103
                                                                 --------------
LIABILITIES
   Payable for collateral under securities lending agreements ..    215,265,000
   Payable for capital shares redeemed .........................      2,049,487
   Advisory fees payable .......................................        909,745
   Distribution fees payable ...................................        538,294
   Transfer agent fees payable .................................        363,156
   Payable for securities purchased ............................        281,400
   Administration fees payable .................................        177,729
   Custody fees payable ........................................        143,916
   Accounting fees payable .....................................         14,765
   Accrued expenses and other ..................................        484,235
                                                                 --------------
Total liabilities ..............................................    220,227,727
                                                                 --------------
NET ASSETS ..................................................... $1,369,966,376
                                                                 ==============
COMPOSITION OF NET ASSETS
   Paid-in capital .............................................  1,371,083,099
   Expenses in excess of income ................................     (4,082,216)
   Accumulated net realized loss from investment transactions ..   (207,622,460)
   Net unrealized appreciation on investments ..................    210,587,953
                                                                 ==============
NET ASSETS ..................................................... $1,369,966,376
                                                                 ==============
NET ASSET VALUE PER SHARE
   Class A Shares 1                                              $        22.43
                                                                 ==============
   Class B Shares 2                                              $        21.75
                                                                 ==============
   Class C Shares 3                                              $        21.77
                                                                 ==============
   Institutional Class 4                                         $        22.54
                                                                 ==============

--------------------------------------------------------------------------------
1 Net asset value and redemption price per share (based on net assets of $975,023,390 and 43,471,157 shares outstanding). Maximum offering price per share was $23.74 ($22.43 / 0.945). Maximum offering price per share reflects the effect of the 5.50% front-end sales charge.
2 Net asset value and offering price per share (based on net assets of $316,876,375 and 14,570,221 shares outstanding). Redemption value is $20.66 following a 5.00% maximum contingent deferred sales charge.
3 Net asset value and offering price per share (based on net assets of $62,109,306 and 2,853,204 shares outstanding). Redemption value is $21.55 following a 1.00% maximum contingent deferred sales charge.
4 Net asset value per share (based on net assets of $15,957,305 and 707,987 shares outstanding).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS 1 (Unaudited)

                                                           FOR THE SIX MONTHS ENDED
                                                                      JUNE 30, 2001
INVESTMENT INCOME
   Income allocated from Communications Portfolio, net .............  $   1,384,749
   Dividends (net of foreign withholding tax of $107,413) ..........      1,465,477
   Interest ........................................................        504,708
   Securities lending income .......................................        153,795
                                                                      -------------
Total income .......................................................      3,508,729
                                                                      -------------
EXPENSES
   Investment advisory fee .........................................      1,899,466
   Distribution and service fees:
     Class A Shares ................................................      1,428,039
     Class B Shares ................................................      1,836,811
     Class C Shares ................................................        358,446
   Transfer agent fee ..............................................      1,197,461
   Administrative fee ..............................................        591,936
   Printing and shareholder reports ................................        194,399
   Accounting fees .................................................         77,217
   Professional fees ...............................................         74,853
   Custody fees ....................................................         53,872
   Directors' fees .................................................         38,753
   Registration fees ...............................................         25,252
   Miscellaneous ...................................................          6,460
                                                                      -------------
Total expenses .....................................................      7,782,965
   Less: fee waivers and/or expense reimbursements .................       (373,156)
                                                                      -------------
NET EXPENSES .......................................................      7,409,809
                                                                      -------------
EXPENSES IN EXCESS OF INCOME .......................................     (3,901,080)
                                                                      -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from investment transactions ..................    (88,629,914)
   Net realized loss from investment transactions allocated
     from the Communications Portfolio .............................    (76,265,781)
   Net change in unrealized appreciation/depreciation on investments     12,918,814
   Net change in unrealized appreciation/depreciation on investments
     allocated from the Communications Portfolio ...................   (100,247,517)
                                                                      -------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ....................   (252,224,398)
                                                                      -------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .........................  $(256,125,478)
                                                                      =============

--------------------------------------------------------------------------------
1 On April 27, 2001, the Communications Portfolio closed. The Statement of
  Operations includes the Fund's information as a stand-alone and feeder fund for their respective periods (see Note 1 in the Notes to Financial Statements).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS 1

                                                              FOR THE SIX            FOR THE
                                                             MONTHS ENDED         YEAR ENDED
                                                          JUNE 30, 2001 2  DECEMBER 31, 2000
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Expenses in excess of income ........................  $    (3,901,080)  $    (2,626,276)
   Net realized gain (loss) from investment transactions      (88,629,914)      151,122,408
   Net realized loss from investment transactions
     allocated from the Communications Portfolio .......      (76,265,781)      (38,145,621)
   Net change in unrealized appreciation/
     depreciation on investments .......................       12,918,814      (624,904,668)
   Net change in unrealized appreciation/depreciation on
     investments allocated from the
     Communications Portfolio ..........................     (100,247,517)     (456,673,597)
                                                          ---------------   ---------------
Net decrease in net assets from operations .............     (256,125,478)     (971,227,754)
                                                          ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and short-term gains:
     Class A Shares ....................................              --         (3,725,071)
     Class B Shares ....................................              --           (435,911)
     Class C Shares ....................................              --            (78,920)
     Institutional Class ...............................              --            (89,412)
   Net realized long-term gains:
     Class A Shares ....................................              --       (112,036,540)
     Class B Shares ....................................              --        (36,639,646)
     Class C Shares ....................................              --         (6,697,827)
     Institutional Class ...............................              --         (1,644,664)
                                                          ---------------   ---------------
Total distributions ....................................              --       (161,347,991)
                                                          ---------------   ---------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sales of shares .......................      111,907,702       704,797,735
   Dividend reinvestments ..............................             --         142,947,495
   Cost of shares redeemed .............................     (212,587,138)     (816,132,354)
                                                          ---------------   ---------------
Net increase (decrease) in net assets derived from
   capital share transactions ..........................     (100,679,436)       31,612,876
                                                          ---------------   ---------------
TOTAL DECREASE IN NET ASSETS ...........................     (356,804,914)   (1,100,962,869)
NET ASSETS
   Beginning of period .................................    1,726,771,290     2,827,734,159
                                                          ---------------   ---------------
   End of period (including expenses in excess of income
     of $4,082,216 and distributions in excess of income
     of $181,136, respectively) ........................  $ 1,369,966,376   $ 1,726,771,290
                                                          ===============   ===============

--------------------------------------------------------------------------------
1 On April 27, 2001, the Communications Portfolio closed. The Statement of
  Changes in Net Assets includes the Fund's information as a stand-alone and feeder fund for their respective periods (see Note 1 in the Notes to Financial Statements).
2 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES                              FOR THE SIX
                                            MONTHS ENDED
                                                JUNE 30,                            FOR THE YEARS ENDED DECEMBER 31,
                                                  2001 1         2000       1999        1998       1997         1996
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ..........   $26.37       $43.65     $34.23      $19.37     $15.59       $14.87
                                                  ------       ------     ------      ------     ------       ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment (expenses in
     excess of) income ........................    (0.04)        0.03       0.23        0.12       0.27         0.27
   Net realized and unrealized gain (loss)
     on investments ...........................    (3.90)      (14.76)     14.83       16.05       5.41         1.67
                                                  ------       ------     ------      ------     ------       ------
Total from investment operations ..............    (3.94)      (14.73)     15.06       16.17       5.68         1.94
                                                  ------       ------     ------      ------     ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and net
     realized short-term capital gains ........       --        (0.09)     (0.33)      (0.40)     (0.40)       (0.38)
   Net realized long-term capital gains .......       --        (2.46)     (5.31)      (0.91)     (1.50)       (0.84)
                                                  ------       ------     ------      ------     ------       ------
Total distributions ...........................       --        (2.55)     (5.64)      (1.31)     (1.90)       (1.22)
                                                  ------       ------     ------      ------     ------       ------
NET ASSET VALUE, END OF PERIOD ................   $22.43       $26.37     $43.65      $34.23     $19.37       $15.59
                                                  ======       ======     ======      ======     ======       ======
TOTAL RETURN 2 ................................   (15.21)%     (34.52)%    45.47%      85.30%     37.36%       13.46%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s) ........... $975,023   $1,239,563 $2,115,885  $1,275,775   $622,865     $505,371
   Ratios to average net assets:
     Net investment (expenses in
        excess of) income .....................    (0.29)%3      0.09%      0.62%       0.48%      1.07%        1.74%
     Expenses after waivers and/or
        reimbursements, including expenses
        of the Communications Portfolio .......     1.00%4       1.05%5,6   0.96%       1.05%      1.11%        1.14%
     Expenses before waivers and/or
        reimbursements, including expenses
        of the Communications Portfolio .......     1.05%4       1.10%5,6     --%         --%        --%          --%
   Portfolio turnover rate--
        Communications Portfolio ..............        8%7,8       11%9,10    17%         14%        26%          20%
   Portfolio turnover rate--
        Communications Fund ...................        4%11        --%        --%         --%        --%          --%

--------------------------------------------------------------------------------
 1 Unaudited.
 2 Total return excludes the effect of sales charge.
 3 Annualized.
 4 Expense ratio of the Communications Fund is annualized for the period January
   1, 2001 through June 30, 2001.The actual expense ratios incurred for the period January 1, 2001 through April 27, 2001 by the portfolio were 0.25% after waivers and 0.29% before waivers.
 5 This ratio excludes custody credits.
 6 Expense ratio of the Communications Portfolio is annualized for the period
   September 29, 2000 through December 31, 2000. The actual expense ratios incurred for the period by the portfolio were 0.19% after waivers and 0.23% before waivers.
 7 Beginning on April 27, 2001, the Communications Portfolio was closed (see Note
   1 in the Notes to Financial Statements). The Communications Fund reverted to being a stand-alone fund.
 8 Portfolio turnover is for the period January 1, 2001 through June 30, 2001.It includes the purchase and sale of portfolio securities of the Communications Portfolio, in a traditional master-feeder format.
 9 Beginning on September 29, 2000, the Flag Investors Communications Fund (the
   'Fund') became a feeder fund of the Communications Portfolio and portfolio turnover rate was no longer applicable to the Fund.
10 Portfolio turnover is for the period January 1, 2000 through September 28,
   2000.
11 Portfolio turnover is for the period April 27, 2001 through June 30, 2001.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES                              FOR THE SIX
                                            MONTHS ENDED
                                                JUNE 30,                            FOR THE YEARS ENDED DECEMBER 31,
                                                  2001 1         2000       1999        1998       1997         1996
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ...........  $25.66       $42.85     $33.80      $19.22     $15.51       $14.83
                                                  ------       ------     ------      ------     ------       ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment (expenses in
     excess of) income .........................   (0.13)       (0.23)     (0.03)      (0.02)      0.18         0.19
   Net realized and unrealized gain (loss)
     on investments ............................   (3.78)      (14.46)     14.58       15.83       5.34         1.63
                                                  ------       ------     ------      ------     ------       ------
Total from investment operations ...............   (3.91)      (14.69)     14.55       15.81       5.52         1.82
                                                  ------       ------     ------      ------     ------       ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income and net realized
     short-term capital gains ..................      --        (0.04)     (0.19)      (0.32)     (0.31)       (0.30)
   Net realized long-term capital gains ........      --        (2.46)     (5.31)      (0.91)     (1.50)       (0.84)
                                                  ------       ------     ------      ------     ------       ------
Total distributions ............................      --        (2.50)     (5.50)      (1.23)     (1.81)       (1.14)
                                                  ------       ------     ------      ------     ------       ------
NET ASSET VALUE, END OF PERIOD .................  $21.75       $25.66     $42.85      $33.80     $19.22       $15.51
                                                  ======       ======     ======      ======     ======       ======
TOTAL RETURN 2 .................................  (15.51)%     (35.04)%    44.42%      83.91%     36.36%       12.60%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s) ............$316,876     $396,457   $592,520    $165,308    $32,474      $17,661
   Ratios to average net assets:
   Net investment (expenses in
     excess of) income .........................   (1.04)%3     (0.68)%    (0.15)%     (0.35)%     0.29%        0.95%
     Expenses after waivers and/or
        reimbursements, including expenses
        of the Communications Portfolio ........    1.75%4       1.80%5,6   1.71%       1.80%      1.86%        1.92%
     Expenses before waivers and/or
        reimbursements, including expenses
        of the Communications Portfolio ........    1.80%4       1.85%5,6     --%         --%        --%          --%
   Portfolio turnover rate--
        Communications Portfolio ...............       8%7,8       11%9,10    17%         14%        26%          20%
   Portfolio turnover rate--
        Communications Fund ....................       4%11        --%        --%         --%        --%          --%

--------------------------------------------------------------------------------
 1 Unaudited.
 2 Total return excludes the effect of sales charge.
 3 Annualized.
 4 Expense ratio of the Communications Fund is annualized for the period January
   1, 2001 through June 30, 2001.The actual expense ratios incurred for the period January 1, 2001 through April 27, 2001 by the portfolio were 0.25% after waivers and 0.29% before waivers.
 5 This ratio excludes custody credits.
 6 Expense ratio of the Communications Portfolio is annualized for the period
   September 29, 2000 through December 31, 2000. The actual expense ratios incurred for the period by the portfolio were 0.19% after waivers and 0.23% before waivers.
 7 Beginning on April 27, 2001, the Communications Portfolio was closed (see
   Note 1 in the Notes to Financial Statements). The Communications Fund reverted to being a stand-alone fund.
 8 Portfolio turnover is for the period January 1, 2001 through June 30, 2001.It includes the purchase and sale of portfolio securities of the Communications Portfolio, in a traditional master-feeder format.
 9 Beginning on September 29, 2000, the Flag Investors Communications Fund (the
   'Fund') became a feeder fund of the Communications Portfolio and portfolio turnover rate was no longer applicable to the Fund.
 10 Portfolio turnover is for the period January 1, 2000 through September 28,
   2000.
 11 Portfolio turnover is for the period April 27, 2001 through June 30, 2001.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS C SHARES                                    FOR THE SIX                                        FOR THE PERIOD
                                                  MONTHS ENDED                     FOR THE YEARS     OCT. 28, 1998 2
                                                      JUNE 30,                ENDED DECEMBER 31,    THROUGH DEC. 31,
                                                        2001 1            2000              1999                1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................  $25.69          $42.88            $33.84             $25.50
                                                        ------          ------            ------             ------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income ......................   (0.13)          (0.22)            (0.02)             (0.01)
   Net realized and unrealized
     gain (loss) on investments ......................   (3.79)         (14.47)            14.56               9.21
                                                        ------          ------            ------             ------
Total from investment operations .....................   (3.92)         (14.69)            14.54               9.20
                                                        ------          ------            ------             ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income and net
     realized short-term capital gains ...............      --           (0.04)            (0.19)             (0.21)
   Net realized long-term capital gains ..............      --           (2.46)            (5.31)             (0.65)
                                                        ------          ------            ------             ------
Total distributions ..................................      --           (2.50)            (5.50)             (0.86)
                                                        ------          ------            ------             ------
NET ASSET VALUE, END OF PERIOD .......................  $21.77          $25.69            $42.88             $33.84
                                                        ======          ======            ======             ======
TOTAL RETURN 3 .......................................  (15.53)%        (35.02)%           44.33%             36.70%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s) .................. $62,109         $72,835           $91,176             $3,247
   Ratios to average net assets:
     Expenses in excess of income ....................   (1.05)%4        (0.69)%           (0.20)%            (0.61)%4
     Expenses after waivers and/or
        reimbursements, including expenses of the
        Communications Portfolio .....................    1.75%5          1.80%6,7          1.70%              1.85%4
     Expenses before waivers and/or
        reimbursements, including expenses
        of the Communications Portfolio ..............    1.80%5          1.85%6,7            --%                --%
   Portfolio turnover rate--Communications Portfolio .       8%8,9          11%10,11          17%                14%
   Portfolio turnover rate--Communications Fund ......       4%12           --%               --%                --%

--------------------------------------------------------------------------------
 1 Unaudited.
 2 Commencement of operations.
 3 Total return excludes the effect of sales charge.
 4 Annualized.
 5 Expense ratio of the Communications Fund is annualized for the period January
   1, 2001 through June 30, 2001.The actual expense ratios incurred for the period January 1, 2001 through April 27, 2001 by the portfolio were 0.25% after waivers and 0.29% before waivers.
 6 This ratio excludes custody credits.
 7 Expense ratio of the Communications Portfolio is annualized for the period
   September 29, 2000 through December 31, 2000. The actual expense ratios incurred for the period by the portfolio were 0.19% after waivers and 0.23% before waivers.
 8 Beginning on April 27, 2001, the Communications Portfolio was closed (see
   Note 1 in the Notes to Financial Statements). The Communications Fund reverted to being a stand-alone fund.
 9 Portfolio turnover is for the period January 1, 2001 through June 30, 2001.It includes the purchase and sale of portfolio securities of the Communications Portfolio, in a traditional master-feeder format.
10 Beginning on September 29, 2000, the Flag Investors Communications Fund (the
   'Fund') became a feeder fund of the Communications Portfolio and portfolio turnover rate was no longer applicable to the Fund.
11 Portfolio turnover is for the period January 1, 2000 through September 28,
   2000.
12 Portfolio turnover is for the period April 27, 2001 through June 30, 2001.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 INSTITUTIONAL CLASS                               FOR THE SIX                                        FOR THE PERIOD
                                                  MONTHS ENDED                     FOR THE YEARS      JUNE 4, 1998 2
                                                      JUNE 30,                ENDED DECEMBER 31,    THROUGH DEC. 31,
                                                        2001 1            2000              1999                1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .................. $26.47          $43.76            $34.27             $23.26
                                                        ------          ------            ------             ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment (expenses in excess of) income ......  (0.01)           0.12              0.27               0.06
   Net realized and unrealized
     gain (loss) on investments .......................  (3.92)         (14.81)            14.93              12.17
                                                        ------          ------            ------             ------
Total from investment operations ......................  (3.93)         (14.69)            15.20              12.23
                                                        ------          ------            ------             ------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income and net
     realized short-term capital gains ................     --           (0.14)            (0.40)             (0.31)
   Net realized long-term capital gains ...............     --           (2.46)            (5.31)             (0.91)
                                                        ------          ------            ------             ------
Total distributions ...................................     --           (2.60)            (5.71)             (1.22)
                                                        ------          ------            ------             ------
NET ASSET VALUE, END OF PERIOD ........................ $22.54          $26.47            $43.76             $34.27
                                                        ======          ======            ======             ======
TOTAL RETURN .......................................... (15.11)%        (34.37)%           45.89%             53.95%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s) ...................$15,957         $17,917           $28,153               $813
   Ratios to average net assets:
     Net investment (expenses in excess of) income ....  (0.04)%3         0.33%             0.86%              0.49%3
     Expenses after waivers and/or
        reimbursements, including expenses
        of the Communications Portfolio ...............   0.75%4          0.80%5,6          0.72%              0.83%3
     Expenses before waivers and/or
        reimbursements, including expenses
        of the Communications Portfolio ...............   0.80%4          0.85%5,6            --%                --%
   Portfolio turnover rate--Communications Portfolio ..      8%7,8          11%9,10           17%                14%
   Portfolio turnover rate--Communications Fund .......      4%11           --%               --%                --%

--------------------------------------------------------------------------------
 1 Unaudited.
 2 Commencement of operations.
 3 Annualized.
 4 Expense ratio of the Communications Fund is annualized for the period January
   1, 2001 through June 30, 2001.The actual expense ratios incurred for the period January 1, 2001 through April 27, 2001 by the portfolio were 0.25% after waivers and 0.29% before waivers.
 5 This ratio excludes custody credits.
 6 Expense ratio of the Communications Portfolio is annualized for the period
   September 29, 2000 through December 31, 2000. The actual expense ratios incurred for the period by the portfolio were 0.19% after waivers and 0.23% before waivers.
 7 Beginning on April 27, 2001, the Communications Portfolio was closed (see
   Note 1 in the Notes to Financial Statements). The Communications Fund reverted to being a stand-alone fund.
 8 Portfolio turnover is for the period January 1, 2001 through June 30, 2001.It includes the purchase and sale of portfolio securities of the Communications Portfolio, in a traditional master-feeder format.
 9 Beginning on September 29, 2000, the Flag Investors Communications Fund (the
   'Fund') became a feeder fund of the Communications Portfolio and portfolio turnover rate was no longer applicable to the Fund.
10 Portfolio turnover is for the period January 1, 2000 through September 28,
   2000.
11 Portfolio turnover is for the period April 27, 2001 through June 30, 2001.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Flag Investors Communications Fund, Inc. (the 'Fund'), which was organized as a Maryland Corporation and began operations January 18, 1984, is registered under the Investment Company Act of 1940, as amended, (the '1940 Act'), as a non-diversified, open-end management investment company. On March 26, 2001, the Board approved dissolving the Communications master-feeder structure, and converting Communications to a stand-alone fund. On April 27, 2001, the Communications Fund began investing in securities directly. The Fund is an open-end management investment company registered under the 1940 Act. The Fund seeks to maximize total return through long-term growth of capital and, to a lesser extent, current income.

The Fund consists of four share classes: Class A Shares, which began operations January 18, 1984; Class B Shares, which began operations January 3, 1995; Class C Shares, which began operations October 28, 1998; and Institutional Class, which began operations June 4, 1998.

The Class A, Class B and Class C Shares are subject to different sales charges. The Class A Shares have a front-end sales charge and the Class B and Class C Shares have contingent deferred sales charges. In addition, the Class A Shares have a different distribution fee than the Class B and Class C Shares. The Institutional Class have neither a sales charge nor a distribution fee.

B. VALUATION OF SECURITIES
The Fund values a portfolio security that is primarily traded on a national exchange by using the last sales price reported for the day. If there are no sales or the security is not traded on an exchange, the Fund values the security at the average of the last bid and asked prices in the over-the-counter market. When a market quotation is not readily available or may be unreliable, the Investment Advisor determines a fair value using procedures that the Board of Directors establishes and monitors. At June 30, 2001 there were no fair valued securities. The Fund values short-term obligations with maturities of 60 days or less at amortized cost.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis. Income, gains and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class, when incurred.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends quarterly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. REPURCHASE AGREEMENTS
The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the seller agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

F. FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

G. SECURITIES LENDING
The Fund may lend securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation, net of any rebate, for lending its securities either in the form of fees or through retention of a portion of interest on the investment of any cash it receives as collateral. The Fund also continues to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan.

H. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

The accounting policies of the Communications Portfolio, when the Communications Fund was invested in the Portfolio from January 1, 2001 through April 27, 2001, were the same as the Fund's policies.

NOTE 2--FEES AND TRANSACTIONS
WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect wholly-owned subsidiary of Deutsche Bank AG, is the Fund's investment advisor. As compensation for its advisory services, the Fund pays ICCC an annual fee based on the Fund's average daily net assets and calculated daily and paid monthly at the following annual rates: 1.00% of the first $100 million, 0.90% of the next $100 million, 0.85% of the next $100 million 0.80% of the next $200 million, 0.73% of the next $500 million, 0.68% of the next $500 million and 0.65% of the amount in excess of $1.5 billion.

Alex. Brown Investment Management ('ABIM') is the Fund's investment sub-advisor. As compensation for its sub-advisory services, ICCC pays ABIM a fee based on the Fund's average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.65% of the first $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $500 million, 0.42% of the next $500 million and 0.40% of the amount in excess of $1.5 billion.

ICCC also serves as the Fund's administrator. For its services, ICCC is entitled to receive a fee equal to 0.15% of the Fund's average daily net assets, calculated daily and paid monthly.

ICCC in its capacity as the Fund's investment advisor and administrator, has contractually agreed to an aggregate fee waiver equal to 0.15% of the Fund's average daily net assets. This agreement will continue until at least September 30, 2002 and may be extended.

ICCC provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

ICCC also provides transfer agency services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

Certain officers and directors of the Fund are also officers or directors of ICCC. These persons are not paid by the Fund for serving in these capacities.

ICC Distributors, Inc. ('ICCD'), a non-affiliated entity, provides distribution services to the Fund for which ICCD is paid an annual fee, pursuant to rule 12b-1, that is calculated daily and paid monthly. This fee is paid at the following annual rates: 0.25% of the Class A Shares' average daily net assets and 0.75% of the Class B and Class C Shares' average daily net assets. Class B and Class C Shares are also subject to a 0.25% shareholder servicing fee. No distribution fees are charged to the Institutional Shares.

Bankers Trust Company, an affiliate of ICCC, provides custody services to the Fund for which the Fund pays Bankers Trust an annual fee.

The Fund participates along with other former Flag Investors Funds in a retirement plan (the Plan) for eligible Directors. On February 12, 2001, the Board of Directors of the Fund, as well as each fund participating in the Plan, voted to amend the Plan effective December 31, 2000. The amendments provided that no further benefits would accrue to any current or future Directors and included a one-time payment of benefits accrued under the Plan to Directors as calculated based on certain actuarial assumptions. At each Director's election, this one-time payment could be transferred into the Director's Deferred Compensation Plan or be paid to them in a lump sum cash distribution. Two retired directors will continue to receive benefits under the provisions of the Plan. The actuarially computed pension expense allocated to the Fund for the six months ended June 30, 2001 was $38,753 and the accrued liability was $140,371.

NOTE 3--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 127 million shares of $.001 par value capital stock (75 million Class A Shares, 20 million Class B Shares, 15 million Class C Shares, 15 million Institutional Class and 2 million undesignated). Transactions in capital shares were as follows:

                                                          Class A Shares
               ---------------------------------------------------------
                 For the Six Months Ended             For the Year Ended
                          June 30, 2001 1              December 31, 2000
               --------------------------   ----------------------------
                   Shares          Amount        Shares           Amount
               ----------   -------------   -----------    -------------
Sold            2,917,372   $  77,777,948    12,241,323    $ 474,610,214
Reinvested             --              --     3,268,442      100,203,561
Redeemed       (6,458,479)   (161,727,117)  (16,968,503)    (636,850,892)
               ----------   -------------   -----------    -------------
Net decrease   (3,541,107)  $ (83,949,169)   (1,458,738)   $ (62,037,117)
               ==========   =============   ===========    =============

                                                          Class B Shares
               ---------------------------------------------------------
                 For the Six Months Ended             For the Year Ended
                          June 30, 2001 1              December 31, 2000
               --------------------------   ----------------------------
                   Shares          Amount        Shares           Amount
               ----------   -------------   -----------    -------------
Sold              774,718     $20,099,307     3,990,977    $ 153,196,677
Reinvested             --              --     1,165,395       34,586,788
Redeemed       (1,652,333)    (39,303,684)   (3,537,508)    (124,780,848)
               ----------   -------------   -----------    -------------
Net increase
  (decrease)     (877,615)   $(19,204,377)    1,618,864    $  63,002,617
               ==========   =============   ===========    =============

                                                          Class C Shares
               ---------------------------------------------------------
                 For the Six Months Ended             For the Year Ended
                          June 30, 2001 1              December 31, 2000
               --------------------------   ----------------------------
                   Shares          Amount        Shares           Amount
               ----------   -------------   -----------    -------------
Sold              475,654    $ 12,560,411     1,372,170     $ 52,726,309
Reinvested             --              --       218,360        6,480,121
Redeemed         (457,803)    (11,119,397)     (881,427)     (30,357,794)
                 --------    ------------     ---------     ------------
Net increase       17,851    $  1,441,014       709,103     $ 28,848,636
                 ========    ============     =========     ============

                                                     Institutional Class
               ---------------------------------------------------------
                 For the Six Months Ended             For the Year Ended
                          June 30, 2001 1              December 31, 2000
               --------------------------   ----------------------------
                   Shares          Amount        Shares           Amount
               ----------   -------------   -----------    -------------
Sold               49,290      $1,470,036       582,361     $ 24,264,535
Reinvested             --              --        54,703        1,677,025
Redeemed          (18,218)       (436,940)     (603,473)     (24,142,820)
                  -------      ----------      --------     ------------
Net increase       31,072      $1,033,096        33,591     $  1,798,740
                  =======      ==========      ========     ============

--------------------------------------------------------------------------------
1 Unaudited.

--------------------------------------------------------------------------------

Communications Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 4--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 2001, were $118,775,292 and $242,269,564, respectively.

For federal income tax purposes, the tax basis of investments held at June 30, 2001 was $1,162,411,937. The aggregate gross unrealized appreciation for all investments at June 30, 2001, was $484,639,882 and the aggregate gross unrealized depreciation for all investments was $274,051,929.

NOTE 5--LENDING OF SECURITIES
The Fund has the ability to lend its securities to brokers, dealers and other financial organizations. Loans of the Fund's securities are collateralized by cash and/or government securities that are maintained at all times in an amount equal to 102% of the current market value of the loaned securities for domestic securities.

At June 30, 2001

       Market Value     Market Value   % of Portfolio
of Loaned Securities   of Collateral          on Loan
--------------------   -------------   --------------
        $209,328,470    $215,265,000           15.28%

NOTE 6--ADDITIONAL INFORMATION
On May 7, 2001, the name of the 'Flag Investors' family of mutual funds was changed to 'Deutsche Asset Management.' As a result, this change affected the name of the Fund and resulted in modifications to the presentation of the Fund's periodic reports.

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                                       21

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Flag Investors Communications Fund
   Class A Shares                                           CUSIP #338331101
   Class B Shares                                           CUSIP #338331408
   Class C Shares                                           CUSIP #338331606
   Institutional Class                                      CUSIP #338331507
                                                            BDCOMMSA (8/01)
Distributed by:
ICC Distributors, Inc.